Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Long Term Investments [Abstract]
Schedule of Other Equity Investments

Other equity investments

	December 31, 2018	December 31, 2019
	RMB	RMB
Beijing Empower Education Online Co., Ltd.	38,000,000	38,000,000
ApplySquare Education & Technology Co., Ltd.	22,471,700	1,576,391
Beijing GlobalWisdom Information Technology Co., Ltd.	5,919,198	—
Beijing Xiaozhi Education & Technology Co., Ltd.	—	6,000,000
Beijing Futou Technology Co., Ltd.	—	150,000
Total other equity investments	66,390,898	45,726,391